                     SUPPLEMENT DATED JUNE 15, 1999 TO THE

         Statement of Additional Information dated September 15, 1998, as previously supplemented on November 2, 1998
                            Van Kampen Reserve Fund

         Statement of Additional Information dated September 28, 1998, as previously supplemented on November 2, 1998
                  Van Kampen Global Government Securities Fund

         Statement of Additional Information dated September 30, 1998, as previously supplemented on November 2, 1998
                       Van Kampen Aggressive Growth Fund
                    Van Kampen Great American Companies Fund
                             Van Kampen Growth Fund
                              Van Kampen Pace Fund
                           Van Kampen Prospector Fund
                         Van Kampen Tax Free Money Fund
                            Van Kampen Utility Fund
                          Van Kampen Series Fund, Inc.

         Statement of Additional Information dated September 30, 1998, as previously supplemented on November 2, 1998
                             and November 19, 1998
                         Van Kampen Mid Cap Value Fund

           Statement of Additional Information dated October 28, 1998
                           Van Kampen High Yield Fund
                    Van Kampen Short-Term Global Income Fund
                        Van Kampen Strategic Income Fund

          Statement of Additional Information dated December 29, 1998
                         Van Kampen Corporate Bond Fund
                        Van Kampen Emerging Growth Fund
                   Van Kampen High Income Corporate Bond Fund

           Statement of Additional Information dated January 28, 1999
                  Van Kampen California Insured Tax Free Fund
                Van Kampen Florida Insured Tax Free Income Fund
                     Van Kampen Government Securities Fund
                    Van Kampen Insured Tax Free Income Fund
               Van Kampen Intermediate Term Municipal Income Fund
                        Van Kampen Municipal Income Fund
                    Van Kampen New York Tax Free Income Fund
                  Van Kampen Pennsylvania Tax Free Income Fund
                      Van Kampen Tax Free High Income Fund
                  Van Kampen U.S. Government Trust for Income

            Statement of Additional Information dated March 30, 1999
                       Van Kampen Growth and Income Fund
                      Van Kampen High Yield Municipal Fund

            Statement of Additional Information dated April 30, 1999
                            Van Kampen Comstock Fund
                           Van Kampen Enterprise Fund
                         Van Kampen Equity Income Fund
                     Van Kampen Global Managed Assets Fund

                             Van Kampen Harbor Fund
                  Van Kampen Limited Maturity Government Fund
                     Van Kampen Real Estate Securities Fund
                        Van Kampen U.S. Government Fund
                        Van Kampen Life Investment Trust

     The first paragraph of the section of the Statement of Additional Information entitled "WAIVER OF CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE -- REDEMPTION IN CONNECTION WITH CERTAIN DISTRIBUTIONS FROM RETIREMENT PLANS" is deleted and replaced with the following:

          The Fund will waive the CDSC-Class B and C when a total or partial redemption is made in connection with certain distributions from retirement plans. The charge will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more Participating Funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC-Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), the financial hardship of the employee pursuant to Code Section 401(k)-1(d)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii). In addition, the charge will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

     The section of the Statement of Additional Information entitled "TRUSTEES AND OFFICERS" is hereby supplemented by adding Jerry D. Choate and Suzanne H. Woolsey, Ph.D., effective May 26, 1999, as Trustees/Directors of the Funds.

                                                           Principal Occupations or
          Name, Address and Age                           Employment in Past 5 Years
          ---------------------                           --------------------------
Jerry D. Choate...........................  Director of Amgen Inc., a biotechnological company,
Barrington Place, Building 4                Insurance Institute for Highway Safety and Catalyst, a
18 E. Dundee Road, Suite 101                research and consulting group. Trustee for AICPCU-the
Barrington, IL 60010                        Insurance Institute of America, The Conference Board,
Date of Birth: 09/16/38                     Inc. of New York, The Chicago Committee-the Chicago
                                            Council on Foreign Relations. Member of Advisory Board
                                            of J.L. Kellogg Graduate School of
                                            Management-Northwestern University, Chair of the
                                            Corporate Steering Committee for America's Promise-the
                                            Alliance for Youth and a member of the Northwestern
                                            University Associates and the Commercial Club of
                                            Chicago. Trustee/Director of each of the funds in the
                                            Fund Complex. Prior to January 1999, Chairman and
                                            Chief Executive Officer of The Allstate Corporation
                                            ("Allstate") and Allstate Insurance Company. Prior to
                                            January 1995, President and Chief Executive Officer of
                                            Allstate. Prior to August 1994, Mr. Choate held
                                            various management positions at Allstate.


Suzanne H. Woolsey, Ph.D..................  Chief Operating Officer of the National Academy of
2101 Constitution Ave., N.W.                Sciences/ National Research Council, an independent,
Room 206                                    federally chartered policy institution. Director of
Washington, D.C. 20418                      Neurogen Corporation, a pharmaceutical company.
Date of Birth: 12/27/41                     Director and former Chairman of the German Marshall
                                            Fund of the United States. Trustee/ Director of each
                                            of the funds in the Fund Complex. Prior to 1993,
                                            Executive Director of the Commission on Behavioral and
                                            Social Sciences and Education at the National Academy
                                            of Sciences/National Research Council. Prior to 1989,
                                            Partner of Coopers & Lybrand.

     The section of the Statement of Additional Information entitled "TRUSTEES AND OFFICERS" is hereby supplemented by deleting and replacing Mr. McDonnell's biography and adding Messrs. Powers, Smith and Boyd as follows:

                                                           Principal Occupations or
          Name, Address and Age                           Employment in Past 5 Years
          ---------------------                           --------------------------
Dennis J. McDonnell.......................  Executive Vice President and Director of Van Kampen
Date of Birth: 05/20/42                     Investments. President, Chief Operating Officer and a
Chief Investment Officer and                Director of the Advisers, Van Kampen Advisors Inc.,
Executive Vice President                    and Van Kampen Management Inc. Chief Investment
                                            Officer and Executive Vice President of each of funds
                                            in the Fund Complex. President, Chairman of the Board
                                            and Trustee/Managing General Partner of other
                                            investment companies advised by the Advisers or Van
                                            Kampen Management Inc. Prior to July 1998, Director
                                            and Executive Vice President of VK/AC Holding, Inc.
                                            Prior to April 1998, President and Director of Van
                                            Kampen Merritt Equity Advisors Corp. Prior to April
                                            1997, Mr. McDonnell was Director of Van Kampen Merritt
                                            Equity Holdings Corp. Prior to September 1996, Mr.
                                            McDonnell was Chief Executive Officer and Director of
                                            MCM Group, Inc. and McCarthy, Crisanti & Maffei, Inc.,
                                            a financial research firm, and Chairman and Director
                                            of MCM Asia Pacific Company, Limited and MCM (Europe)
                                            Limited.


Richard F. Powers III*....................  President of each of the funds in the Fund Complex.
1 Parkview Plaza                            President and Chief Executive Officer of Van Kampen
P.O. Box 5555                               Investments. Prior to May 1998, Executive Vice
Oakbrook Terrace, IL 60181                  President and Director of Marketing at Morgan Stanley
Date of Birth: 02/02/46                     Dean Witter & Co. and Director of Dean Witter Discover
                                            & Co. and Dean Witter Realty. Prior to 1996, Director
                                            of Dean Witter Reynolds Inc.

A. Thomas Smith III.......................  Executive Vice President, General Counsel, Secretary
Date of Birth: 12/14/56                     and Director of Van Kampen Advisors Inc., Asset
Vice President and Secretary                Management, Van Kampen Management Inc., Advisory
                                            Corp., the Distributor, American Capital Contractual
                                            Services, Inc., Van Kampen Exchange Corp., Van Kampen
                                            Recordkeeping Services Inc., Investor Services, Van
                                            Kampen Insurance Agency of Illinois Inc. and Van
                                            Kampen System Inc. Vice President and Secretary of
                                            each of the funds in the Fund Complex and certain
                                            other investment companies advised by the Advisers or
                                            their affiliates. Prior to January 1999, counsel to
                                            New York Life Insurance Company ("New York Life"), and
                                            prior to March 1997, Vice President and Associate
                                            General Counsel of New York Life. Prior to December
                                            1993, Assistant General Counsel of The Dreyfus
                                            Corporation. Prior to August 1991, Senior Associate,
                                            Willkie Farr & Gallagher. Prior to January 1989, Mr.
                                            Smith was a Staff Attorney at the Securities and
                                            Exchange Commission, Division of Investment
                                            Management, Office of Chief Counsel.

Stephen L. Boyd...........................  Vice President and Chief Investment Officer for equity
2800 Post Oak Blvd.                         investments at the Advisers. Vice President of each of
Houston, TX 77056                           the Funds in the Fund Complex and certain other
Date of Birth: 11/16/40                     investment companies advised by the Advisers or their
Vice President                              affiliates. Prior to October 1998, Vice President,
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1998, Senior Vice President of
                                            Van Kampen American Capital Asset Management, Inc.,
                                            Van Kampen American Capital Investment Advisory Corp.
                                            and Van Kampen American Capital Management, Inc.